Advances from Customers (Tables)	6 Months Ended
Dec. 31, 2021
Advances from Customers Table [Abstract]
Schedule of advance from customer
	December 31, 2021	June 30, 2021
Senior care services	$2,098,143	$2,817,048
Housekeeping services	869,245	176,608
Total	$2,967,388	$2,993,656